CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]

5. CASH AND CASH EQUIVALENTS

A breakdown of the Company's cash and cash equivalents is as follows:

As of December 31,	2024	2023
	$	$
Cash	6,740,232	3,750,507
Cash equivalents	7,462,085	22,220,754

TOTAL	14,202,317	25,971,261

Cash equivalents is comprised of cashable guaranteed investment certificates ("GICs") with a weighted average interest rate of 3.54% and term of 60 days (December 31, 2023 - 4.94% and 60 days).